Consolidated Statement of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Cash flows from operating activities:
Net income (loss)	$ 398.6	$ (4.5)	$ 131.1	$ 46.3	$ (373.3)
Operating Lease Right Of Use Asset Amortization
Gain on property dispositions and impairment losses, net	(482.7)	(163.7)	(165.0)	66.7	(39.2)
Goodwill impairment			0.0	142.3
Depreciation and amortization	1,281.9	1,340.8	1,738.8	1,898.1	1,804.8
Operating Lease Right Of Use Asset Amortization	418.3
LIFO expense (benefit)	18.9	15.7	8.0	3.0	(7.9)
Deferred income tax	(40.6)	(135.2)	(81.5)	(1,094.1)	(219.5)
Pension and post-retirement benefits expense			24.5	(0.9)	95.5
Contributions to pension and post-retirement benefit plans	(16.2)	(178.2)	(199.3)	(21.9)	(11.5)
Amortization and write off of deferred financing costs	35.4	38.3	42.7	56.1	84.4
Loss on debt extinguishment	65.8	9.5	8.7	(4.7)	111.7
Equity-based compensation expense	24.8	35.5	47.7	45.9	53.3
Other	8.9	(35.9)	(44.0)	104.1	63.3
Changes in operating assets and liabilities, net of effects of acquisition of businesses:
Receivables, net	84.9	47.1	28.8	21.7	(9.2)
Inventories, net	(310.4)	(234.0)	80.3	45.6	2.7
Accounts payable, accrued salaries and wages and other accrued liabilities	322.4	347.4	98.4	(158.2)	233.6
Operating lease liabilities	(385.5)
Self-insurance assets and liabilities			(48.7)	(55.3)	(42.5)
Other operating assets and liabilities	(37.5)	(13.7)	17.4	(75.9)	67.3
Net cash provided by operating activities	1,387.0	1,069.1	1,687.9	1,018.8	1,813.5
Cash flows from investing activities:
Business acquisitions, net of cash acquired			0.0	(148.8)	(220.6)
Payments for property, equipment, intangibles, including payments for lease buyouts	(1,083.7)	(916.9)	(1,362.6)	(1,547.0)	(1,414.9)
Proceeds from sale of assets	1,061.0	529.3	1,252.0	939.2	477.0
Proceeds from sale of Casa Ley				344.2
Other	(2.7)	27.0	23.8	(56.6)	78.9
Net cash used in investing activities	(25.4)	(360.6)	(86.8)	(469.0)	(1,079.6)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,518.0	1,365.8	1,969.8	290.0	3,053.1
Payments on long-term borrowings	(3,300.8)	(2,113.8)	(3,082.3)	(870.6)	(2,832.7)
Payment of make-whole premium on debt extinguishment			(3.1)	0.0	(87.7)
Payments of obligations under finance leases	(78.3)	(74.5)
Payments of obligations under capital leases			(97.5)	(107.2)	(123.2)
Payments for debt financing costs	(25.5)	(18.6)	(27.0)	(1.5)	(31.8)
Payment of Casa Ley contingent value right			0.0	(222.0)	0.0
Employee tax withholding on vesting of phantom units			(15.3)	(17.5)	(17.4)
Member distributions			0.0	(250.0)	0.0
Purchase of treasury stock, at cost		(25.8)	(25.8)	0.0	0.0
Proceeds from financing leases			0.0	137.6	0.0
Other	(26.1)	(36.3)	(33.0)	(56.9)	(58.1)
Net cash used in financing activities	(1,912.7)	(903.2)	(1,314.2)	(1,098.1)	(97.8)
Net decrease in cash and cash equivalents and restricted cash	(551.1)	(194.7)	286.9	(548.3)	636.1
Cash and cash equivalents and restricted cash at beginning of period	967.7	680.8	680.8	1,229.1	593.0
Cash and cash equivalents and restricted cash at end of period	416.6	486.1	967.7	680.8	1,229.1
Reconciliation of capital investments:
Payments for property and equipment, including payments for lease buyouts	$ (1,083.7)	$ (916.9)	(1,362.6)	(1,547.0)	(1,414.9)
Payments for lease buyouts			18.9	26.5	39.4
Total payments for capital investments, excluding lease buyouts			(1,343.7)	(1,520.5)	(1,375.5)
Non-cash investing and financing activities were as follows:
Additions of capital lease obligations, excluding business acquisitions			6.0	31.0	11.5
Purchases of property and equipment included in accounts payable			243.1	179.7	220.2
Interest and income taxes paid:
Interest paid, net of amount capitalized			805.9	813.5	924.2
Income taxes paid			$ 18.2	$ 15.8	$ 129.2